EXHIBIT 99.7

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Jun-18	15-Jun-18	16-Jul-18
To	30-Jun-18	16-Jul-18
Days	31

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$6,554,747.54
Series Nominal Liquidation Amount	1,549,764,747.54

Required Participation Amount	$1,549,764,747.54
Excess Receivables	$165,165,674.27

Total Collateral	1,714,930,421.82

Collateral as Percent of Notes	137.19%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$5,931,222,674.48
Total Principal Collections	($2,279,292,662.39)
Investment in New Receivables	$2,102,624,968.01
Receivables Added for Additional Accounts	$679,639,111.75
Repurchases	($42,631,506.63)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($727,351,452.55)
Less Servicing Adjustment	($4,838,526.74)

Ending Balance	$5,659,372,605.93

SAP for Next Period	30.30%

Average Receivable Balance	$5,408,284,429.16
Monthly Payment Rate	42.14%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$21,500,513.34
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$21,500,513.34

Series Allocation Percentage at Month-End	30.30%
Floating Allocation Percentage at Month-End	98.61%

Expected Final	Accumulation	Early Redemption
Payment Date	Period	Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	31
LIBOR	2.073250%
Applicable Margin	0.320000%
	2.393250%

	Actual	Per $1000
Interest	2,576,067.71	2.06
Principal	—	—

		2.06
Total Due Investors	2,576,067.71
Servicing Fee	1,286,008.33

Excess Cash Flow	2,562,552.23

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.13%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		37.20%